Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010
Income Statement [Abstract]
Revenue	$ 141,063		$ 187,700
Revenue - Related Parties		3,000	3,000	9,000
Total Revenue	141,063	3,000	190,700	9,000
Consulting & professional expenses - related party	37,387		62,375
Staff salaries - project related	25,063		25,063
Total cost of revenue	62,450		87,438
Gross Profit (Loss)	78,613	3,000	103,262	9,000
Operating expenses:
Consulting & professional expenses - related party	22,532	4,500	27,032	9,000
Consulting & professional expenses	26,725	1,774	28,861	11,744
Other operating expenses	24,989	6,194	32,669	7,640
Total operating expenses	74,246	12,468	88,562	28,384
Net Income (Loss)	4,367	(9,468)	14,700	14,700
Basic and diluted net income (loss) per weighted-average shares common stock	$ 0	$ 0	$ 0	$ 0
Weighted-average number of shares of common stock to be issued and outstanding-Basic	25,241,223	10,416,669	25,133,500	10,416,669
Weighted-average number of shares of common stock to be issued and outstanding-Diluted	25,611,594	10,416,669	25,503,871	10,416,669